UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011
						------------------

Check here if Amendment [ ];	Amendment Number:

	This Amendment (Check only one.):	[ ] is a restatement.

					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:	Tesuji Partners LLC
Address:58 Saxon Way
	New Rochelle, New York 10804


Form 13F File Number:	28-10635

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Schaffer
Title:	Agent
Phone:	212-333-3353 x6213

Signature, Place, and Date of Signing:

/s/	Andrew Schaffer 	  New York, NY	        May 13, 2011
----------------------------	------------	----------------------------
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDING REPORT.	(check here if all holdings of this reporting manager
	are reported in this report.)

[  ]	13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.	(Check here if a portion of this
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
---------------------------		-------
28-
---------------------------		-------------------------------------------

[Repeat as necessary.]




				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total:         793,230

                                              -----------
					      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F files number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.	Form 13F File Number	Name
---	---------------------------		-------
None	28-
	---------------------------		---------------------------------

[Repeat as necessary.]




				[FORM 13F INFORMATION TABLE]


				Form 13F Information Table for Tesuji Partners LLC


Name of            Class      Cusip      Value        Shrs or      Sh/Pm     Put/    Investment Other      Voting Authority
Issuer                                   (x$1,000)    Pm Amt                 Call    Discretion Managers   Sole     Share


Google		    common    38259P508      199,770    340,463	       Sh                                 Sole      340,463
                    stock

MasterCard          common    57636Q104      301,826  1,199,056        Sh                                 Sole    1,199,056
                    stock

Visa                common    92826C839       88,675  1,204,500        Sh                                 Sole    1,204,500
                    stock

EQIX                common    29444U502       45,550    500,000        Sh                                 Sole      500,000
                    stock

EMC                 common    268648102       41,232  1,552,400        Sh                                 Sole    1,552,400
                    stock

QCOM                common    747525103       77,310  1,410,000        Sh                                 Sole    1,410,000
                    stock

AKAM                common    00971T101       20,213    531,914        Sh                                 Sole      531,914
                    stock

CCI                 common    228227104       18,654    438,400        Sh                                 Sole      438,400
                    stock

Total                                        793,230

Numbers based on market value as of 03/31/2011
